Expense Example - ROUNDHILL T-REX 2X LONG DRAM DAILY TARGET ETF - ROUNDHILL T-REX 2X LONG DRAM DAILY TARGET ETF CLASS	Jun. 24, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	$ 450